Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan [Line Items]
Company's contribution based on employee contribution	3.00%
Company's expense related to its benefit plan	$ 685,000	$ 388,000	$ 192,000